Income Taxes (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes
Income taxes, current	$ 6,448,961	$ 5,382,865	$ 6,724,071
Income taxes, deferred	(2,058,457)	(1,108,745)	(3,851,836)
Income tax provision	$ 4,390,504	$ 4,274,120	$ 2,872,235
Current income tax of Mexican companies to the total current income taxes (as a percent)	91.00%	93.00%	93.00%
Corporate income tax rate (as a percent)	30.00%	30.00%	30.00%
Changes in tax rates or tax laws enacted or announced
Income Taxes
Corporate income tax rate (as a percent)	30.00%